Lease liabilities and right-of-use assets - Summary of Maturity Analysis (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of lease liabilities
Lease liability	$ 2,343,126	$ 4,162,521	$ 928,583
Less than one year
Disclosure of maturity analysis of lease liabilities
Lease liability	751,015	1,201,204
One to five years
Disclosure of maturity analysis of lease liabilities
Lease liability	$ 1,592,111	$ 2,961,317